Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net

	Current		Non-current
Trade and Other Receivables, Gross	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	1,526,741,488	1,586,535,818	916,729,235	703,330,626
Trade receivables, gross	1,427,709,524	1,437,903,199	775,262,173	529,584,066
Accounts receivable from finance leases, gross	20,755,542	21,037,785	137,964,743	170,338,861
Other receivables, gross	78,276,422	127,594,834	3,502,319	3,407,699

	Current		Non-current
Trade and Other Receivables, Net	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	1,449,294,549	1,509,513,355	903,678,141	691,147,645
Trade receivables, net	1,361,832,944	1,372,573,201	763,183,696	518,816,944
Accounts receivable from finance leases, net	20,615,588	20,775,688	136,992,126	168,923,002
Other receivables, net (1)	66,846,017	116,164,466	3,502,319	3,407,699
(1)	The detail of other accounts receivable is as follows:

	Current		Non-current
Other receivables, net (1)	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from employees	13,898,223	12,929,933	2,131,377	2,779,599
Advances to suppliers and creditors	39,345,695	64,664,538	515,827	511,771
Sale of investment in Sociedad de Inversiones K Cuatro SpA (i)	—	29,681,532	—	—
Other accounts receivable for deposits in transit and others	9,662,938	7,309,261	—	—
Other	3,939,161	1,579,202	855,115	116,329
Total	66,846,017	116,164,466	3,502,319	3,407,699

Schedule of future collections on financial lease receivables

	12-31-2023			12-31-2022
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	25,892,541	5,136,999	20,755,542	27,550,419	6,512,634	21,037,785
From one to two years	15,166,099	1,765,693	13,400,406	17,871,553	3,383,443	14,488,110
From two to three years	13,046,179	1,268,723	11,777,456	16,507,313	2,477,022	14,030,291
From three to four years	11,136,437	829,245	10,307,192	14,941,493	1,865,003	13,076,490
From four to five years	8,983,791	274,262	8,709,529	12,640,235	1,314,700	11,325,535
More than five years	109,421,299	15,651,139	93,770,160	135,444,145	18,025,710	117,418,435
Total	183,646,346	24,926,061	158,720,285	224,955,158	33,578,512	191,376,646

Summary of balance of past due but not impaired trade receivables

	As of December 31,
	2023	2022
Trade accounts receivables due and unpaid, but for which no impairment losses have been recorded	ThCh$	ThCh$
Less than three months	93,786,602	195,879,586
Between three and six months	49,053,096	52,964,326
Between six and twelve months	72,489,852	20,180,791
More than twelve months	90,256,399	54,261,319
Total	305,585,949	323,286,022

Summary of movement of impairment loss of trade receivables

Current and
Non-current
Trade accounts receivables due and unpaid, with impairment losses	ThCh$
Balance as of January 1, 2022	79,785,895
Increases (decreases) for the year	22,025,354
Amounts written off	(10,915,012)
Increases (decreases) in foreign currency translation differences	(1,334)
Decreases to be classified as held for sale (1)	(1,689,459)
Balance as of December 31, 2022	89,205,444
Increases (decreases) of the year (2)	10,773,445
Amounts written off	(9,460,991)
Increases (decreases) in foreign currency translation differences	1,801
Other	(21,666)
Balance as of December 31, 2023	90,498,033
(1)	See Note 5.3.
(2)	In 2023 impairment losses on trade receivables amounted to ThCh$10,773,445, representing a decrease of 48.91% compared to the previous year (see Note 31). This decrease is primarily from the higher recovery of accounts receivable from residential customers of Enel Distribución Chile and Enel Colina.